Note 18 - Fair Value Measurements (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Equity Securities without Readily Determinable Fair Value, Number of Securities	1
Equity Securities without Readily Determinable Fair Value, Amount		$ 250,000
Estimated Selling Costs of Impaired Loans	$ 492,000	$ 1,300,000